Receivables	12 Months Ended
Dec. 31, 2022
Receivables
Receivables	9.Receivables

	December 31,	December 31,
	2022	2021

Receivables	$3,079	$957
	$3,079	$957
Receivables comprise primarily of HST refunds due to the Company.